FINANCIAL INSTRUMENTS - Schedule of maturity profile of financial liabilities (Details)	Dec. 31, 2025 CAD ($)
FINANCIAL INSTRUMENTS
Accounts payable and accrued liabilities	$ 12,339,524
Lease liabilities	510,851
Loans payable	638,967
Reclamation and closure cost provisions	15,860,742
Financial Liabilities	29,350,084
Within 1 year
FINANCIAL INSTRUMENTS
Accounts payable and accrued liabilities	12,339,524
Lease liabilities	251,871
Loans payable	110,660
Financial Liabilities	12,702,055
2-3 years
FINANCIAL INSTRUMENTS
Lease liabilities	185,792
Loans payable	221,323
Reclamation and closure cost provisions	946,600
Financial Liabilities	1,353,715
4-5 years
FINANCIAL INSTRUMENTS
Lease liabilities	72,662
Loans payable	221,323
Reclamation and closure cost provisions	1,010,033
Financial Liabilities	1,304,018
More than 5 years
FINANCIAL INSTRUMENTS
Lease liabilities	526
Loans payable	85,661
Reclamation and closure cost provisions	13,904,109
Financial Liabilities	$ 13,990,296